   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 23, 2010

                                                             FILE NO. 333-155092
                                                                       811-07273

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 4                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 64                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /   immediately upon filing pursuant to paragraph (b) of Rule 485
/ /   on , 2010 pursuant to paragraph (b) of Rule 485
/ /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/   on January 26, 2011 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A and Statement of Additional Information in Part B of Post-Effective Amendment No. 4 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-155092), as filed and effective on May 3, 2010.

A Supplement to the Prospectus dated January 31, 2011 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 4 does not supersede Post-Effective Amendment No. 3 filed on May 3, 2010.

                                     PART A

              SUPPLEMENT DATED JANUARY 31, 2011 TO YOUR PROSPECTUS

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY," THE FOLLOWING RIDER IS ADDED AT THE END OF THE "CHARGES OTHER THAN FUND OPERATING EXPENSES" TABLE:

            CHARGE                 WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
LifeAccess Accelerated Benefit  Monthly.                        [Minimum Charge
Rider                                                           $0.013624 per $1,000 of the benefit net amount at risk for two
                                                                55-year old males preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                80-year old females standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.019068 per $1,000 of the benefit net amount at risk for two
                                                                38-year old males preferred plus non-nicotine in the first policy year.]

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY," THE FOLLOWING RIDER IS ADDED AT THE END OF THE "CHARGES OTHER THAN FUND OPERATING EXPENSES" TABLE:

             CHARGE                  WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
LifeAccess Accelerated Benefit    Monthly.                       [Minimum Charge
Rider                                                            $0.013624 per $1,000 of the benefit net amount at risk for two
                                                                 55-year old males preferred plus non-nicotine in the first policy year.
                                                                 Maximum Charge
                                                                 $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                 80-year old females standard nicotine in the first policy year.
                                                                 Charge for a representative insured
                                                                 $0.017906 per $1,000 of the benefit net amount at risk for two
                                                                 41-year old males preferred plus non-nicotine in the first policy year.]

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "OTHER BENEFITS," THE FOLLOWING RIDER IS ADDED:

LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event both Insureds become Chronically Ill and are likely to need services for the remainder of their lives, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. Benefits are payable ONLY when both Insureds are Chronically Ill at the same time, as certified by a Licensed Health Care Practitioner. Benefits are also payable when the Last Surviving Insured has been certified as being Chronically Ill by a Licensed Health Care Practitioner and meet all the requirements. At your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification. The certification must also state that both insureds are in need of services under a plan of care and that such services are likely to be needed for the rest of the insured's lives.

Insured will mean each insured as shown in the policy specifications. After the death of one of the insureds shown in the policy specifications, insured will mean the Last Surviving Insured.

Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:

    1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or

    2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND

    3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.

Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.

We may require the Insureds to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insureds are Chronically Ill.

We will NOT provide an Accelerated Benefit when either Insureds' or the Last Surviving Insured's Chronic Illness is a result of any one of the events listed below:

-   attempted suicide or intentional self-inflicted injury while sane or insane,

-   any act or incident of insurrection or war, declared or undeclared,

- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,

-   alcoholism or drug addiction, or

- if either Insured's Licensed Health Care Practitioner resides outside of the United States.

When Benefit Payments End

We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:

    1. while both insureds are living, when either Insured no longer meets any one of the conditions for eligibility for benefit payments, or, following the death of one of the Insureds, when the Last Surviving Insured no longer meets any one of the conditions for eligibility for benefit payments,

    2.   we are notified to discontinue Accelerated Benefit payments,

    3.   if any events listed under the Rider Termination occur.

Rider Termination

This Rider will terminate on the first of the following dates:

    1.   the date We receive Your request, In Writing, to terminate it,

    2.   the date You make a Withdrawal under the Policy during a Benefit
         Period,

    3.   the date the Policy terminates,

    4. the date We receive notification, In Writing, of the death of the Insured,

    5. the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,

    6.   the date the Lifetime Benefit Amount is exhausted, or

    7. the date on which all additional benefits provided by Rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.

In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

UNDER THE SECTION OF YOUR PROSPECTUS TITLED, "FEDERAL TAX CONSIDERATIONS," THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8053

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b) Not Applicable.
(c) Principal Underwriting Agreement.(1)
(d) (1) Form of Flexible Premium Variable Life Insurance Policy.(7)
    (2) Joint and Last Survivor LifeAccess Accelerated Benefit Rider Amendment.
(e) Form of Application for Flexible Premium Variable Life Insurance
    Policies.(2)
(f) Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(3)
(g) Form of Reinsurance Contract.(4)
(h) (1) Form of Participation Agreement.(5)
    (2) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)
    (3) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(8)
(i) Not Applicable.
(j) Not Applicable.
(k) To be filed by amendment.
(l) Actuarial Opinion.(6)
(m) Calculations.(6)
(n) (1) To be filed by amendment.
    (2) To be filed by amendment.
(o) No financial statement will be omitted.
(p) Not Applicable.
(q) Memorandum describing transfer and redemption procedures.(6)
(r) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(4) Incorporated by reference to the Initial Filing of the Registration Statement File No. 333-88787, on October 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(7) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-155092, filed with the Securities and Exchange Commission on May 5, 2009.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Corporate Treasury and Banking
Christopher M. Grinnell             Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   President, Chairman of the Board, Chief Executive Office and Director
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on May 3, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VLI I

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                          POSITIONS AND OFFICES
NAME                                                         WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken                  Chief Financial Officer, Controller/FINOP
Neil S. Chaffee               Vice President/HLPP
Jeannie M. Iannello           Vice President/ILD Operations
Brian Murphy                  Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                              the Board, Director
Cathleen Shine                Chief Legal Officer - Broker/Dealer, Secretary
Christopher S. Conner         AML Compliance Officer, Chief Compliance Officer
Stephen A. Roche              Vice President, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of November, 2010.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Gregory McGreevey, Executive Vice President,
  Chief Investment Officer, Director*                              *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
David N. Levenson, President, Chief Executive                             Lisa M. Proch
  Officer and Chairman of the Board, Director*                            Attorney-in-Fact
                                                                   Date:  November 23, 2010

333-155092

                                 EXHIBIT INDEX

      1.1  Joint and Last Survivor LifeAccess Accelerated Benefit Rider Amendment.
      1.2  Copy of Power of Attorney